Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues, net	$ 38,359		$ 33,406	$ 29,886
Cost of revenue	(28,617)		(24,049)	(23,044)
Gross profit	9,742		9,357	6,842
Operating cost and expenses:
Selling and distribution	(1,502)		(1,114)	(1,153)
General and administrative	(6,745)		(6,609)	(6,294)
Total operating cost and expenses	(8,247)		(7,723)	(7,447)
Profit/(Loss) from operations	1,495		1,634	(605)
Other income (expense):
Other expenses				(15)
Gain from disposal of plant and equipment	2		305	237
Interest income		[1]	19	14
Interest expense	(748)		(716)	(858)
Dividend income	7			1,030
Government grant	81		109	582
Foreign exchange (loss) gain, net	(93)		(44)	32
Other income	813		724	905
Total other income, net	62		397	1,927
Income before income taxes	1,557		2,031	1,322
Income tax expense	(529)		(230)	(3)
NET INCOME	1,028		1,801	1,319
Less: Net income attributable to non-controlling interest	(50)
NET INCOME ATTRIBUTABLE TO EQUITY HOLDER OF THE COMPANY	$ 978		$ 1,801	$ 1,319
Net income per share
Basic and Diluted	$ 0.04		$ 0.07	$ 0.05
Weighted average number of ordinary shares outstanding
Basic and Diluted (‘000)	24,800		24,800	24,800
NET INCOME ATTRIBUTABLE TO EQUITY HOLDER OF THE COMPANY	$ 978		$ 1,801	$ 1,319
Other comprehensive loss:
Foreign currency translation adjustment	(74)		(345)
COMPREHENSIVE INCOME	$ 904		$ 1,456	$ 1,319

[1]	This figure is immaterial